Provision For Reinstatement Cost	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Provision For Reinstatement Cost
1 9	PROVISION FOR REINSTATEMENT COST

	December 31, 2022	December 31, 2021
	S$’000	S$’000
At beginning of year	8,047	6,069
Additions	802	2,673
Acquired on acquisition of a subsidiary	111	—
Accretion, recognized in finance cost	136	158
Payment for reinstatement	—	(428)
Currency alignment	(242)	(425)

At end of year	8,854	8,047

Analyzed as:
Current	5,282	3,663
Non-current	3,572	4,384

	8,854	8,047

The provision is made based on management’s best estimate for the reinstatement cost for its leasehold improvements, taking into account recent quotes received from contractors. The provision is recognized as an addition to leasehold improvements (Note 13) and is depreciated over its estimated useful lives.